Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO (2,3)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (4)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2,4,5)	TSR ($) (6)	Peer Group TSR ($) (7)	Net Income (Loss) ($ millions) (h)	Adjusted FFO Per Share ($) (8)
2024	5,258,962	3,238,397	2,177,054	1,388,170	51.82	92.90	4.04	1.09
2023	5,235,398	2,544,424	2,165,651	1,132,996	61.32	94.80	2.49	1.19
2022	5,392,984	6,072,343	2,246,593	2,465,739	68.25	76.50	9.87	1.19
2021	4,737,901	5,577,635	1,941,792	2,146,031	75.88	90.32	(18.85)	N/A
2020	3,824,632	55,650	1,054,133	280,408	59.73	76.40	(77.02)	N/A

(1)	Amounts shown are as reported in the “Summary Compensation Table” for our CEO, Jeff Fisher, for the respective years shown.
(2)	The amounts reported represent the amount of "Compensation Actually Paid" as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. For information about the decisions made by our Board and the Compensation Committee in regard to the NEOs compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the applicable years.
(3)	The following table provides a reconciliation from the Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO.

Company Selected Measure Name	Adjusted FFO
Named Executive Officers, Footnote
Amounts shown are as reported in the “Summary Compensation Table” for our CEO, Jeff Fisher, for the respective years shown.
	The amounts shown are the averages of the amounts of total compensation reported for the following individuals, who were our non-CEO NEOs for the years shown:2020: Dennis Craven, Jeremy Wegner and Peter Willis. Mr. Willis's employment with the Company ended in March 2020 and all of his unvested shares and units accelerated and vested at such time.2021: Dennis Craven and Jeremy Wegner.2022: Dennis Craven and Jeremy Wegner.2023: Dennis Craven and Jeremy Wegner.2024: Dennis Craven and Jeremy Wegner
PEO Total Compensation Amount	$ 5,258,962	$ 5,235,398	$ 5,392,984	$ 4,737,901	$ 3,824,632
PEO Actually Paid Compensation Amount	$ 3,238,397	2,544,424	6,072,343	5,577,635	55,650
Adjustment To PEO Compensation, Footnote	The following table provides a reconciliation from the Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO.

	2020	2021	2022	2023	2024
SCT Total for CEO ($)	$3,824,632	$4,737,901	$5,392,984	$5,235,398	$5,258,962
Less: Stock and Option Award Values Reported in SCT for the Covered Year	$(2,162,400)	$(2,387,650)	$(3,099,049)	$(3,131,381)	$(2,905,668)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	$0	$0	$0	$0	$0
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,674,850	$2,615,707	$3,005,384	$2,205,944	$2,408,400
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(2,012,967)	$58,163	$424,650	$(1,495,271)	$(1,199,041)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	$(1,268,465)	$618,462	$348,374	$(270,266)	$(145,542)

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$0	$(64,948)	$0	$0	$(178,714)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0
Compensation Actually Paid to CEO	$55,650	$5,577,635	$6,072,343	$2,544,424	$3,238,397

Awards' grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using award fair values as of each measurement date using the common share price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant assuming target performance. Adjustments have been made using the common share price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant. Adjustments have been made using the common share price as of year end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 2,177,054	2,165,651	2,246,593	1,941,792	1,054,133
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,388,170	1,132,996	2,465,739	2,146,031	280,408
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides a recalculation from Average Summary Compensation Table Total for Non-CEO NEOs to Average Compensation Actually Paid to Non-CEO NEOs.

	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average

Average SCT Total Compensation for Non-CEO NEOs	$1,054,133	$1,941,792	$2,246,593	$2,165,651	$2,177,054
Subtract: Stock and Option Award Values Reported in SCT for the Covered Year	$(521,078)	$(946,050)	$(1,227,931)	$(1,240,736)	$(1,151,312)
Add: Fair Value for Stock and Option Awards Granted in the Covered Year	$0	$0	$0	$0	$0
Add (subtract): Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$570,498	$945,493	$1,190,818	$874,053	$954,280
Add (subtract): Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(425,123)	$24,781	$143,851	$(574,984)	$(475,092)
Add (subtract): Fair Value of Stock and Option Awards Forfeited during the Covered Year	$(398,022)	$200,901	$112,408	$(90,988)	$(52,169)
Add (subtract): Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$0	$(20,886)	$0	$0	$(64,591)
Add (subtract): Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0
Average Compensation Actually Paid to Non-CEO NEOs	$280,408	$2,146,031	$2,465,739	$1,132,996	$1,388,170
Awards' grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using award fair values as of each measurement date using the common share price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant assuming target performance. Adjustments have been made using the common share price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted LTIP unit grant date fair values were calculated using the common share price as of date of grant. Adjustments have been made using the common share price as of year end and as of each date of vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures

Relative TSR

Adjusted Funds from Operation (AFFO) per Share

Room Revenue

Gross Operating Profit

Total Shareholder Return Amount	$ 51.82	61.32	68.25	75.88	59.73
Peer Group Total Shareholder Return Amount	92.90	94.80	76.50	90.32	76.40
Net Income (Loss)	$ 4,040,000.00	$ 2,490,000	$ 9,870,000	(18,850,000)	(77,020,000.00)
Company Selected Measure Amount | $ / shares	1.09	1.19	1.19
PEO Name	Jeff Fisher
Additional 402(v) Disclosure
We are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other NEOs and certain financial performance measures of Chatham Lodging Trust, including our company-selected measure, Adjusted FFO (funds from operations) per share. We believe that adjusting FFO to exclude certain recurring and non-recurring items provides useful supplemental information regarding our ongoing operating performance and that the presentation of AFFO, when combined with the primary GAAP presentation of net income (loss), more completely describes our operating performance. Compensation actually paid, as determined under SEC requirements, does not necessarily reflect the actual amount of compensation earned by or paid to our NEOs during a covered year or the way in which the Compensation Committee views compensation decisions. For further information regarding the Company's pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis”.
The amounts reported represent the amount of "Compensation Actually Paid" as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. For information about the decisions made by our Board and the Compensation Committee in regard to the NEOs compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the applicable years.In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in our common shares. In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in the Dow Jones U.S. Hotel & Lodging REIT Index.
The Compensation Committee believes that our NEO’s compensation should align such compensation with the Company’s performance. As such, the Compensation Committee uses a mix of financial performance measures to ensure alignment of our executives’ pay with Company performance. As required by SEC rules, the most important financial performance measures used by the Company in setting pay for performance compensation for the most recently completed fiscal year are set forth in the table below. For a further description of the manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation that are paid to our NEOs, see the Compensation Discussion and Analysis sections of this Proxy Statement.

Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Funds from Operation (AFFO) per Share
Non-GAAP Measure Description
We have presented Adjusted FFO per Share because it is the only financial measure among the performance metrics used for determining compensation actually paid to our NEOs for 2024, 2023 and 2022, and for 2021 and 2020, the Compensation Committee and the Board determined not to employ any financial metric due to the uncertain financial impact of the pandemic. Adjusted FFO per Share, which is a non-GAAP financial measure, is calculated by dividing (a) adjusted funds from operations for the period presented (which is our net income or loss excluding items we believe do not represent costs related to hotel operations, including gains or losses from sales of real estate, impairment write-downs, the cumulative effect of changes in accounting principles, depreciation and amortization (excluding amortization of deferred financing costs), adjustments for unconsolidated partnerships and joint ventures, other charges, losses on the early extinguishment of debt) by (b) the weighted average number of our common shares outstanding for the period presented. We believe that Adjusted FFO per Share is a useful financial measure for evaluating the Company’s ongoing operating performance.

Measure:: 3
Pay vs Performance Disclosure
Name	Room Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Operating Profit
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (178,714)	$ 0	$ 0	(64,948)	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,905,668)	(3,131,381)	(3,099,049)	(2,387,650)	(2,162,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,408,400	2,205,944	3,005,384	2,615,707	1,674,850
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,199,041)	(1,495,271)	424,650	58,163	(2,012,967)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,542)	(270,266)	348,374	618,462	(1,268,465)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,591)	0	0	(20,886)	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,151,312)	(1,240,736)	(1,227,931)	(946,050)	(521,078)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,280	874,053	1,190,818	945,493	570,498
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(475,092)	(574,984)	143,851	24,781	(425,123)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (52,169)	$ (90,988)	$ 112,408	$ 200,901	$ (398,022)